Risk management - United States - SC USA - Expected losses based on prospective information (Details) - UNITED STATES - North America - Santander Consumer USA Holdings Inc. - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Minimum period of irregular positions to consider significant increase in risk	30 days
Pessimistic scenario
Credit risk
Interest rate (as a percent)		1.30%
Unemployment rate (as a percent)		6.90%
Housing price change (as a percent)		2.20%
GDP growth (as a percent)		1.50%
Pessimistic scenario 1
Credit risk
Interest rate (as a percent)	1.06%
Unemployment rate (as a percent)	7.71%
Housing price change (as a percent)	2.60%
GDP growth (as a percent)	1.60%
Manheim index (as a percent)	(1.20%)
Percentage of weightings associated with the macroeconomic scenarios	20.00%
Pessimistic scenario 2
Credit risk
Interest rate (as a percent)	2.22%
Unemployment rate (as a percent)	2.68%
Housing price change (as a percent)	3.68%
GDP growth (as a percent)	2.05%
Manheim index (as a percent)	0.50%
Percentage of weightings associated with the macroeconomic scenarios	17.50%	20.00%
Base scenario
Credit risk
Interest rate (as a percent)	2.29%	2.80%
Unemployment rate (as a percent)	(0.87%)	4.20%
Housing price change (as a percent)	4.53%	3.90%
GDP growth (as a percent)	2.07%	2.10%
Manheim index (as a percent)	1.60%
Percentage of weightings associated with the macroeconomic scenarios	32.50%	60.00%
Optimistic scenario
Credit risk
Interest rate (as a percent)	2.70%	3.60%
Unemployment rate (as a percent)	(2.10%)	3.80%
Housing price change (as a percent)	4.69%	3.90%
GDP growth (as a percent)	2.75%	2.80%
Manheim index (as a percent)	3.10%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	20.00%
SC Auto
Credit risk
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	5.73%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.74%)
Change in provision assuming 100bp decrease in Manheim index (as a percent)	1.02%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(1.88%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(0.55%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	0.15%